BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2016
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE

11      BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE

Bonds due June 10, 2014 issued by a subsidiary (“Bonds due 2014”)

On December 11, 2012, the Company issued Bonds due 2014 to an investor in an aggregate principal amount of US$10,509 (RMB66,125). The Bonds due 2014 had a maturity date of June 10, 2014 and carried interest at 10% per annum. Upon maturity, the carrying amount of the Bonds due 2014 was US$10,509 (RMB64,541) and the Company repaid a portion of the Bonds due 2014 amounting to US$664 (RMB4,081).  On June 11, 2014, the Company issued Bonds due 2015 to the same investor in an aggregate principal amount of US$30,203 (RMB185,770) of which a portion was to settle the remaining unpaid portion of the Bonds due 2014 of US$9,845 (RMB60,460) and unpaid interest payable on the Bonds due 2014 of RMB10,360.

Bonds due June 10, 2015 issued by the Company (“Bonds due 2015”)

The key terms of the Bonds due 2015 are summarized as follows:

Denomination

•	Denomination—US$10 each

Maturity date

•	Maturity date—June 10, 2015

Interest rate and interest repayment

•	Interest rate is at 10% per annum compounded annually.

Redemption and price

•	The Company shall redeem the unpaid principal together with the interest accrued of the Bonds due 2015 on the Maturity Date

Exchange feature of the Bonds due 2015

Prior to the Maturity Date, the holder of Bonds due 2015 has the right to exchange the bonds into the Company’s ordinary shares in the event of a qualifying initial public offering (“QIPO”) or private placement. The exchange feature permits the holder to receive a variable number of ordinary shares with an aggregate fair value that is based on a fixed monetary amount (the principal amount of the Bonds due 2015 that is being exchanged). The price used to determine the number of ordinary shares issued in exchange for the bonds is equal to 70% of the QIPO price or 70% of the share issuance price of the private placement. The Company separated this contingent redemption exchange feature (or embedded put option) from the principal amount of the Bonds due 2015 at the issuance date. The fair value of the embedded put option was US$5,547 (RMB34,105). The recorded discount resulting from the allocation of the proceeds of the Bonds due 2015 to this embedded put option was recognized as interest expense. As of December 31, 2015, there was no outstanding embedded derivative due to the holder’s exercise of the right to exchange a portion of the Bonds due 2015 following the completion of Series C shares in August 2014 and the holder waiving the right to exchange the remaining portion for ordinary shares described below. Total interest expense related to the debt discount amounted to RMB34,105 for the year ended December 31, 2014.

In August 2014, the Company conducted a private placement of 238,526,241 Series C redeemable preferred shares (“Series C Shares”) (note 15). Upon the issuance of Series C Shares, the holder of the Bonds due 2015 exchanged outstanding principal amount of the Bonds due 2015 of US$27,860 (RMB171,431) for 38,397,655 ordinary shares. The number of ordinary shares issued was based on US$0.72557, or 70% of the issuance price of Series C Shares of US$1.036522. The difference between the fair value of the ordinary shares and the principal amount of the bonds was RMB34,105, which as charged against the embedded put option described above. The holder waived its right to exchange the remaining Bonds due 2015 of US$2,343 (RMB14,330) for ordinary shares of the Company.

•	On June 10, 2015, the Company fully redeemed the remaining Bonds due 2015 of US$2,343 (RMB14,330) upon maturity.

Convertible Bonds due December 30, 2019 issued by the Company (“Convertible Bonds due 2019”)

On December 30, 2015, the Company entered into a subscription agreement with two investors (referred to as “PA investor” and STT GDC Pte. Ltd or “STT GDC”) for Convertible Bonds due 2019 in an aggregate principal amount of US$250,000 in four tranches. On December 30, 2015 and January 29, 2016, the Company received the first tranche of US$100,000 (RMB648,950) from PA investor and the second tranche of US$50,000 (RMB324,475) from STT GDC, respectively. The subscription for the remaining third and fourth tranches of the Convertible Bonds due 2019 in the aggregate principal amount of US$100,000 (RMB648,950) expired on September 30, 2016.

Convertible Bonds due 2019 bears an interest rate of 10% per annum and matures on December 30, 2019 (“Maturity Date”). The Company shall redeem the unpaid principal together with the interest accrued of the Convertible Bonds due 2019 on the December 30, 2019. As of December 31, 2016, accrued interests of RMB1,118 and RMB73,681 were recorded in accrued expenses and other payables and other long-term liabilities, respectively, of which RMB1,090 and RMB23,403 were due to STT GDC Pte. Ltd. The Company pledged 100% of the equity interests in a subsidiary to the investors.

The key terms of the Convertible Bonds due 2019 are summarized as follows:

Conversion of the Convertible Bonds due 2019

If the Company completes a QIPO, the bond holder, at any time between the date of completion of such QIPO (the “QIPO Completion Date”) and the Maturity Date (the “Conversion Period”), have the right to convert up to 100% of the principal amount of the bond (in multiples of US$10,000), together   with the accrued interest thereon, into ordinary shares of the Company. The conversion price shall be US$1.675262 subject to adjustments for situations such as share dividend, share split, consolidation, recapitalization, exchange or substitution of ordinary shares at any time or from time to time. The Company determined that there was no embedded beneficial conversion feature (“BCF”) attributable to Convertible Bonds due 2019 at the commitment date because the initial conversion price of Convertible Bonds due 2019 was greater than the estimated fair value of the Company’s ordinary shares as of December 30, 2015. The estimated fair value of the underlying ordinary shares on December 30, 2015 was determined by management with the assistance of an independent valuation firm. The valuation used an income approach, which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

The Company determined that the embedded conversion option of the Convertible Bonds due 2019 was not required to be accounted for as an embedded derivative for periods prior to the Company’s IPO, as the underlying ordinary shares were not publicly traded or otherwise readily convertible into cash. Upon the listing of the Company’s ordinary shares on November 2, 2016, the embedded conversion option has been accounted for separately as an embedded derivative with changes in its fair value recognized through the consolidated statement of operations.  With the assistance of an independent appraiser, the Company determined that the fair value of the embedded conversion feature as a derivative liability was immaterial as of November 2, 2016 and December 31, 2016.  Accordingly, no gain or loss was recognized in respect of the change in the fair value of such derivative liability for the year ended December 31, 2016.

If the Company completes a QIPO and the closing price of its shares is at or above 125% of the conversion price (i.e. 25% premium to the conversion price) for a period of at least ten consecutive trading days, the Company may, at its unilateral option, notify the bondholder that the bond then outstanding will be mandatorily converted at the end of the notice period in accordance with the terms and conditions of the bond.

Redemption on maturity:

Unless previously converted or purchased and cancelled in the circumstances, the bond will be redeemed on December 30, 2019 at its principal amount, plus accrued interest thereon.